================================================================================

                           APPLETON EQUITY GROWTH FUND
                           ---------------------------


                               SEMI-ANNUAL REPORT
                                  June 30, 2001
                                   (Unaudited)


              INVESTMENT                          ADVISER ADMINISTRATOR
              ----------                          ---------------------
       APPLETON PARTNERS, INC.                INTEGRATED FUND SERVICES, INC.
    45 Milk Street, Eighth Floor                 221 East Fourth Street
     Boston, Massachusetts 02109                       Suite 300
                                                  Cincinnati, OH 45202
                                                     1-877-712-7753

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

                          APPLETON EQUITY GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 2001
                                  (Unaudited)


ASSETS
   Investment securities:
      At acquisition cost                                           $ 5,338,380
                                                                    ===========
      At market value                                               $ 4,707,029
   Accrued income                                                         2,516
   Receivable for capital shares sold                                       300
   Receivable from Adviser                                               18,249
   Other assets                                                           8,018
                                                                    -----------
      TOTAL ASSETS                                                    4,736,112
                                                                    -----------

LIABILITIES
   Payable to affiliate                                                   6,500
   Payable for securities purchased                                     177,122
   Other accrued expenses and liabilities                                 9,547
                                                                    -----------
      TOTAL LIABILITIES                                                 193,169
                                                                    -----------

NET ASSETS                                                          $ 4,542,943
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 5,289,311
Accumulated net investment loss                                          (5,319)
Accumulated net realized losses from security transactions             (109,698)
Net unrealized depreciation on investments                             (631,351)
                                                                    -----------
NET ASSETS                                                          $ 4,542,943
                                                                    ===========

Shares of beneficial interest outstanding (1,000,000,000 shares
   authorized, $0.001 par value)                                        543,487
                                                                    ===========

Net asset value and redemption price per share                      $      8.36
                                                                    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2001
                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                          $  21,044
                                                                      ---------

EXPENSES
   Investment advisory fees                                              17,576
   Accounting services fees                                              15,000
   Transfer agent fees                                                   12,000
   Administrative services fees                                          12,000
   Professional fees                                                      6,000
   Registration fees                                                      5,215
   Distribution expense                                                   4,394
   Custodian fees                                                         2,887
   Insurance expense                                                      1,584
   Postage and supplies                                                     590
   Other expenses                                                           307
                                                                      ---------
      TOTAL EXPENSES                                                     77,553
   Fees waived and expenses reimbursed                                  (51,190)
                                                                      ---------
      NET EXPENSES                                                       26,363
                                                                      ---------

NET INVESTMENT LOSS                                                      (5,319)
                                                                      ---------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions                      (109,698)
   Net change in unrealized appreciation/depreciation
      on investments                                                   (631,351)
                                                                      ---------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (741,049)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $(746,368)
                                                                      =========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                     For the Six Months Ended June 30, 2001
                                   (Unaudited)

FROM OPERATIONS
   Net investment loss                                              $    (5,319)
   Net realized losses from security transactions                      (109,698)
   Net change in unrealized appreciation/depreciation
      on investments                                                   (631,351)
                                                                    -----------
Net decrease in net assets from operations                             (746,368)
                                                                    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          5,217,926
   Payments for shares redeemed                                         (28,615)
                                                                    -----------
Net increase in net assets from capital share transactions            5,189,311
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                          4,442,943

NET ASSETS
   Beginning of period                                                  100,000
                                                                    -----------
   End of period                                                    $ 4,542,943
                                                                    ===========

CAPITAL SHARE ACTIVITY
   Sold                                                                 536,515
   Reinvested                                                                --
   Redeemed                                                              (3,028)
                                                                    -----------
   Net increase in shares outstanding                                   533,487
   Shares outstanding, beginning of period                               10,000
                                                                    -----------
   Shares outstanding, end of period                                    543,487
                                                                    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Period

                     For the Six Months Ended June 30, 2001
                                   (Unaudited)

Net asset value at beginning of period                          $       10.00
                                                                -------------

Loss from investment operations:
   Net investment loss                                                 (0.01)
   Net realized and unrealized losses on investments                   (1.63)
                                                                -------------
Total from investment operations                                       (1.64)
                                                                -------------

Net asset value at end of period                                $        8.36
                                                                =============

Total return (a)                                                      (16.40%)
                                                                =============

Net assets at end of period                                     $   4,542,943
                                                                =============

Ratio of net expenses to average net assets (b)                         1.49%(c)

Ratio of net investment income to average net assets                  (0.30)%(c)

Portfolio turnover rate                                                   36%(c)

(a)  Not annualized.
(b) Absent fees waived and expenses reimbursed, the ratio of expenses to average net assets would have been 4.38% (c), for the six months ended June 30, 2001.
(c)  Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                   (Unaudited)

                                                                      Market
 Shares                                                               Value
--------                                                           ------------

            COMMON STOCKS --- 96.3%
            CONSUMER, CYCLICAL ---12.6%
   2,000       Home Depot, Inc.                                    $     93,100
   1,000       Lowe's Companies, Inc.                                    72,550
   2,000       E.W. Scripps Co.                                         138,000
   4,000       Toll Brothers, Inc.*                                     157,240
   2,250       Wal-Mart Stores, Inc.                                    109,800
                                                                   ------------
                                                                        570,690
                                                                   ------------

            CONSUMER, NON-CYCLICAL --- 23.7%
   3,500       Avon Products, Inc.                                      161,980
   3,250       CVS Corp.                                                125,450
   2,500       Forest Laboratories*                                     177,500
   2,750       General Electric Co.                                     134,063
   2,100       Lilly (Eli) & Co.                                        155,400
   2,000       Merck & Co., Inc.                                        127,820
   2,400       Pfizer, Inc.                                              96,120
   1,500       Procter & Gamble Co.                                      95,700
                                                                   ------------
                                                                      1,074,033
                                                                   ------------

            ENERGY --- 5.6%
   2,000       El Paso Corp.                                            105,080
   1,700       Exxon Mobil Corp.                                        148,495
                                                                   ------------
                                                                        253,575
                                                                   ------------

            FINANCIAL SERVICES --- 11.2%
   3,250       American Express Co.                                     126,100
   1,400       American Int'l Group, Inc.                               120,400
   3,000       J.P. Morgan Chase & Co.                                  133,800
   2,200       Merrill Lynch & Co., Inc.                                130,350
                                                                   ------------
                                                                        510,650
                                                                   ------------

            INDUSTRIAL --- 13.1%
   6,500       Flextronics Intl. Ltd.*                                  169,715
   6,000       General Motors - Class H                                 121,500
   2,500       Millipore Corp.                                          154,950
   6,500       Sanmina Corp.*                                           152,165
                                                                   ------------
                                                                        598,330
                                                                   ------------

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2001
                                   (Unaudited)

                                                                      Market
 Shares                                                               Value
--------                                                           ------------
            TECHNOLOGY --- 30.1%
   2,750       Check Point Software Tech.*                         $    139,068
   4,000       Applera Corp-Applied Bio                                 107,000
   1,500       Applied Materials, Inc.*                                  73,650
   2,750       Cisco Systems, Inc.*                                      50,050
   4,250       EMC Corp.*                                               123,463
   4,500       Intel Corp.                                              131,625
   1,500       Microsoft Corp.*                                         108,900
   4,500       Nortel Networks Corp.                                     40,905
   1,500       Scientific-Atlanta, Inc.                                  60,900
   9,000       Stockeryale, Inc.*                                        96,750
   9,000       Sun Microsystems, Inc.*                                  141,480
   4,050       Texas Instruments, Inc.                                  127,575
   2,250       United Technologies Corp.                                164,835
                                                                   ------------
                                                                      1,366,200
                                                                   ------------

            TOTAL COMMON STOCKS (COST $5,004,829)                  $  4,373,478
                                                                   ------------

            MONEY MARKETS --- 7.3%
 333,551       Firstar Stellar Treasury Fund (Cost $333,551)       $    333,551
                                                                   ------------
            TOTAL INVESTMENT SECURITIES  --- 103.6%
               (Cost $5,338,380)                                      4,707,029

            LIABILITIES IN EXCESS OF OTHER ASSETS --- (3.6%)           (164,086)
                                                                   ------------

            NET ASSETS --- 100.0%                                  $  4,542,943
                                                                   ============

(*)  Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 29, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a stock exchange or quoted by NASDAQ are valued at their last reported sales price on that day on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The redemption price per share is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 2001, based upon a federal income tax cost of portfolio investments of $5,338,380, the Fund had net unrealized depreciation of $631,351 consisting of $140,005 of gross unrealized appreciation and $771,356 gross unrealized depreciation.

2.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2001, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $5,662,535 and $548,008, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

ADVISORY AGREEMENT
Pursuant to an Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions,

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

extraordinary items, interest and taxes to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2001. During the six months ended June 30, 2001, the Adviser waived $17,576 of advisory fees and reimbursed the Fund for $29,220 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee at an annual rate of 0.150% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.100% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee at an annual rate of $25 per shareholder account, subject to a monthly minimum fee of $2,000. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current net assets, of $2,500 from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN
The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution- related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. For the six months ended June 30, 2001, the Fund incurred and which were subsequently reimbursed to the Fund by the Adviser, $4,394 of distribution expenses under the Plan.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

UNDERWRITING AGREEMENT
The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.